Offerings	Feb. 14, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Securities Act Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.